Note 28 - Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance lease and operating lease by lessee [text block]
	2018	2017

Less than 1 year	404.0	432.6
Between 1 and 5 years	941.3	1.085.1
More than 5 years	324.9	458.1
	1,670.2	1,975.8